Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,088,500
Total Fee Amount	9,540.67
Total Offset Amount	0
Net Fee	$ 9,540.67
Offset Table N/A	N/A